Commitments and Contingencies (Details) - EOS ENERGY STORAGE, LLC [Member] - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Operating
Remainder of 2020	$ 316,000	$ 614,000
2021	685,000	685,000
2022	755,000	755,000
2023	825,000	825,000
2024	895,000	895,000
Later years	1,644,000	1,644,000
Total minimum lease payments	5,120,000	5,418,000
Capital
Remainder of 2020	8,000	13,000
2021	13,000	13,000
2022	4,000	4,000
2023
2024
Later years
Total minimum lease payments	25,000	30,000
Less amounts representing interest	5,000	5,000
Present value of minimum lease payments	$ 20,000	$ 25,000